Leases (Tables)	12 Months Ended
Jan. 31, 2022
Lease liabilities [abstract]
Disclosure of right of use assets [Table Text Block]

Balance as at January 31, 2020	$12,192
Amortization	(2,871)
Discontinuance of business (Note 5)	(9,321)
As at January 31, 2022 and 2021	$-

Disclosure of lease liability interest expense recognized [Table Text Block]

Balance as at January 31, 2020	$15,189
Interest expense	687
Lease payments made during the year	(2,129)
Discontinuance of business (Note 5)	(13,747)
As at January 31, 2022 and 2021	$-

Disclosure of lease liability [Table Text Block]
	January 31, 2022	January 31, 2021

Lease liability - current	$-	$-
Lease liability - non- current		-
Total lease liability	$-	$-